Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense (Parenthetical) (Details)	Oct. 31, 2022	Oct. 31, 2021
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	2.99%	3.13%
Assumed to gradually decline by the year 2040 and remain at that level thereafter [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	1.08%	1.08%